Intangible assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Note 17.      Intangible assets

Intangible assets and future amortization expenses consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Intangible assets not subject to amortization:
Cryptocurrencies	96	100
Intangible assets subject to amortization:
Trademarks	136	137
Patents	2,281	2,281
License agreements	11,195	11,326
Other intangibles	6,393	6,469
Total intangible assets gross	20,101	20,313
Accumulated amortization for:
Trademarks	(136)	(137)
Patents	(2,281)	(2,281)
License agreements	(11,193)	(11,321)
Other intangibles	(6,393)	(6,469)
Total accumulated amortization	(20,003)	(20,208)
Total intangible assets subject to amortization, net	2	5
Total intangible assets, net	98	105
Amortization charge from continuing operations for the year ended December 31,	69	73

The amortization charge from continuing operations for the year 2020 was USD 604,011.

Intangible assets not subject to amortization are made up of a balance of USD 96,164 in cryptocurrencies acquired in the normal course of business to allow the Group to make purchases in cryptocurrencies. The cryptocurrency balance was initially recorded at cost. The Group did not identify any impairment factors in the year ended December 31, 2022. Therefore, no impairment losses were recorded in the year ended December 31, 2022 and the balance as at December 31, 2022 remains USD 96,164.

The useful economic life of intangible assets is as follow:

•	Trademarks:	5 to 10 years
•	Patents:	5 to 10 years
•	License agreements:	3 to 5 years
•	Other intangibles:	3 to 10 years

Future amortization charges are detailed below:

Future estimated aggregate amortization expense
Year	USD'000
2023	2
Total intangible assets subject to amortization, net	2